Series Preferred Stock	12 Months Ended
Sep. 30, 2018
Equity [Abstract]
Series Preferred Stock
Note 12 — Series Preferred Stock
UGI has 10,000,000 shares of UGI Series Preferred Stock authorized for issuance, including both series subject to and series not subject to mandatory redemption. UGI had no shares of UGI Series Preferred Stock outstanding at September 30, 2018 or 2017.
UGI Utilities has 2,000,000 shares of UGI Utilities Series Preferred Stock authorized for issuance, including both series subject to and series not subject to mandatory redemption. At September 30, 2018 and 2017, there were no shares of UGI Utilities Series Preferred Stock outstanding.